Employee Stock Based Incentives (Details) (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Noncash compensation expense related to employee stock-based incentive plans
Cost of prior grants of restricted stock units ("RSUs") and stock appreciation rights ("SARs") that are amortized over their applicable vesting periods	$ 561	$ 688
Accrual of estimated costs of RSUs and SARs to be granted in future periods to full-career eligible employees	269	253
Total noncash compensation expense related to employee stock-based incentive plans	$ 830	$ 941
Restricted Stock Units [Member]
Employee Stock-Based Incentives (Numeric) [Abstract]
Granted restricted stock units	55
Weighted average grant date fair value per restricted stock unit	$ 44.31
Stock Appreciation Rights [Member]
Employee Stock-Based Incentives (Numeric) [Abstract]
Granted stock appreciaton rights	14
Weighted average grant date fair value per stock appreciaton right	$ 13.12